Note 8 - Common Stock - Activity of Stock Purchase Warrants (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Outstanding, shares (in shares)	56,442,157
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0.14
Issued (in shares)
Issued (in dollars per share) | $ / shares
Exercised, shares (in shares)	(21,884,420)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.06
Forfeited or expired, shares (in shares)	(1,806,159)
Forfeited or expired, weighted average exercise price (in shares)	1
Outstanding, shares (in shares)	32,751,578
Outstanding and exercisable at December 31, 2016 (in dollars per share) | $ / shares	$ 0.07